Pension and other post-employment benefits - Plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ 3,377	€ 3,019
Defined benefit obligation	3,151	2,913
Funded Status	226	106
Other assets	709	527
Other liabilities	(483)	(421)
Netherlands [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	454	394
Defined benefit obligation	634	540
Funded Status	(180)	(146)
USA [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	277	222
Defined benefit obligation	275	224
Funded Status	3	(3)
UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	1,887	1,703
Defined benefit obligation	1,184	1,179
Funded Status	703	524
Belgium [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	590	547
Defined benefit obligation	676	636
Funded Status	(85)	(88)
Other Countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	168	154
Defined benefit obligation	383	334
Funded Status	€ (214)	€ (181)